DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (397,000)	$ 7,313,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	7,531,000	2,651,000
Recognized earnings/(losses) related to mark-to-market accounting	0	1,613,000
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	317,000	467,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	1,054,000	3,199,000
Commodity futures contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	4,674,000	2,120,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	6,782,000	(191,000)
Commodity option contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(5,388,000)	4,726,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	$ (305,000)	$ (357,000)